OTHER FINANCIAL ASSETS - Narrative (Details) $ in Thousands, $ in Thousands, € in Millions					1 Months Ended					12 Months Ended
	Jun. 27, 2024 CAD ($)	Jun. 27, 2024 EUR (€)	May 25, 2023 USD ($) tranches	Mar. 30, 2023 CAD ($) vapeCartridge	Sep. 30, 2025 USD ($)	May 31, 2024 CAD ($)	May 31, 2024 USD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Jul. 04, 2024 CAD ($)	Jul. 04, 2024 EUR (€)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 30, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										$ 49,548	$ 40,727
Gains (losses) on financial instruments										8,614
Secured convertible loan advanced, period of extensions			1 year
Weekend Holdings Corp. ("WHC")
Disclosure of detailed information about financial instruments [line items]
Number of vape cartridges for use with cannabis | vapeCartridge				510
Period of exclusivity following commercialization				18 months
Investments in equity instruments designated at fair value through other comprehensive income				$ 5,504														$ 4,000
Preference shares subscription, transaction costs				$ 73
Participating share				2.60%
Weekend Holdings Corp. ("WHC") | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										6,107	5,441
Gains (losses) on financial instruments										666	96
Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										12,459	9,285
Secured convertible loan advanced			$ 8,000
Number of tranches, secured convertible loan advances | tranches			3
Paid-in-kind interest rate above US prime rate			3.50%
Paid-in-kind interest rate cap			11.00%
Phylos Bioscience Inc. ("Phylos") | First
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities			$ 3,250
Phylos Bioscience Inc. ("Phylos") | Second
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities								$ 3,746	$ 2,750
Phylos Bioscience Inc. ("Phylos") | Third
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities						$ 1,357	$ 1,000
Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										12,459	9,285
Gains (losses) on financial instruments										3,174	3,227
Phylos Bioscience Inc. ("Phylos") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial instruments										357	(762)
Steady State LLC (d/b/a Open Book Extracts) ("OBX")
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities					$ 150
Notional amount										207						$ 2,717	$ 2,000
Investment related costs										$ 286
Financial assets, annual interest										18.00%
Financial assets, term					365 days
Steady State LLC (d/b/a Open Book Extracts) ("OBX") | Bank of England Base Rate
Disclosure of detailed information about financial instruments [line items]
Interest rate financial assets																8.00%	8.00%
Steady State LLC (d/b/a Open Book Extracts) ("OBX") | Bank of England Base Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Interest rate financial assets																15.00%	15.00%
Steady State LLC (d/b/a Open Book Extracts) ("OBX") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										$ 3,462	2,881
Gains (losses) on financial instruments										374	164
Sanity Group GmbH ("Sanity Group")
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)														$ 21,000	€ 14.0
Investment related costs										0	243
Investments accounted for using equity method												$ 3,720	€ 2.5
Sanity Group GmbH ("Sanity Group") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										23,552	19,153
Gains (losses) on financial instruments										4,399	2,253
Sanity Group GmbH ("Sanity Group") | Equity investments
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11) | €															2.5
Sanity Group GmbH ("Sanity Group") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11) | €															€ 11.5
Financial assets, annual interest		10.00%
Financial assets, term	36 months	36 months
Contingent unsecured convertible loan, option to advance | €		€ 3.0
Sanity Group GmbH ("Sanity Group") | Convertible loan | First
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities	$ 16,900	€ 11.5
Sanity Group GmbH ("Sanity Group") | Common shares
Disclosure of detailed information about financial instruments [line items]
Other financial assets (Note 11)										3,968	3,967
Gains (losses) on financial instruments										$ 1	$ 247